Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Significant Accounting Policies [Line Items]
Participation in revenues and costs percentage	50.00%
Advertising expenses from continuing operations	$ 3,167	$ 2,112	$ 2,204
Advertising expense from discontinued operations		26	179
Shipping and handling costs from continuing operations	489	252	330
Shipping and handling costs from discontinued operations		1	8
Cash and cash equivalents from the continuing operations and discontinued operations, denominated in RMB	68,867	36,360
Foreign currency risk, cash and cash equivalents, represented amount, percent	95.80%	73.10%
Accounts Receivable | Concentration Risk Customer One
Significant Accounting Policies [Line Items]
One customers accounts receivable, Maximum percentage	46.30%	43.70%
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Significant Accounting Policies [Line Items]
Recognized revenues before business tax and related surcharges in connection with expired study cards	164	113	103
Business tax and related surcharges, percent	3.00%	3.00%	3.00%
Business tax and related surcharges, amount	$ 1,986	$ 1,331	$ 918
PRC value added tax ("VAT"), general rate	13.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	6.00%
Beijing Champion Education Technology Co Ltd (Champion Education Technology)
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	3.00%